Note 5 - Loans and Leases - Summary of Related Party Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Beginning of year	$ 491,000	$ 370,000	$ 63,000
Additions	952,000	300,000	630,000
Repayments	(72,000)	(179,000)	(323,000)
End of year	$ 1,371,000	$ 491,000	$ 370,000